Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 385,901	$ 357,055
Accumulated depreciation	(227,668)	(198,995)
Net carrying value	158,233	158,060
Total depreciation charged to operating expenses	26,636	26,137	$ 23,499
Land
Property, Plant and Equipment [Line Items]
Cost	8,730	8,612
Accumulated depreciation	0	0
Net carrying value	8,730	8,612
Buildings
Property, Plant and Equipment [Line Items]
Cost	156,756	144,196
Accumulated depreciation	(66,370)	(61,853)
Net carrying value	90,386	82,343
Total depreciation charged to operating expenses	4,492	4,283	3,781
Equipment
Property, Plant and Equipment [Line Items]
Cost	22,928	21,323
Accumulated depreciation	(17,062)	(15,490)
Net carrying value	5,866	5,833
Total depreciation charged to operating expenses	1,524	1,413	1,336
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	189,380	177,017
Accumulated depreciation	(144,236)	(121,652)
Net carrying value	45,144	55,365
Total depreciation charged to operating expenses	20,620	20,441	$ 18,382
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	8,107	5,907
Accumulated depreciation	0	0
Net carrying value	$ 8,107	$ 5,907